                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riley Investment Management LLC
Address:  11100 Santa Monica Blvd., Suite 810
          Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allison Brogan
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan             Los Angeles, CA                11/13/08
---------------------------    ---------------------------    ------------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):


[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ----------------------------------------

Form 13F Information Table Entry Total: 25
                                        ----------------------------------------

Form 13F Information Table Value Total: 112,059
                                        ----------------------------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE


         COLUMN 1            COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7           COLUMN 8
         --------            -------- --------   --------- --------------------  --------  --------           --------
                             TITLE OF              VALUE   SHRS OR   SH/   PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
                             --------             -------  -------   ---   ----  ----------  ------  -----------------------------
NAME OF ISSUER               CLASS     CUSIP     (x$1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE      SHARED        NONE
--------------               -----     -----     --------  -------   ---   ----  --------   -------- ------    --------       ----
ALDILA INC NEW               COM NEW  014384200       160     39,814   SH           SOLE              6,573       33,241

ASYST TECHNOLOGIES INC       COM      04648X107     3,920  1,633,066   SH           SOLE          1,523,748      109,318

CENTILLIUM COMMUNICATIONS
INC                          COM      152319109     1,512  2,562,955   SH           SOLE            400,754    2,162,201
                             COM
                             0.0001

DDI CORP.                    NEW      233162502     9,661  1,857,711   SH           SOLE            982,029      875,682

DITECH NETWORKS INC          COM      25500T108       117     98,330   SH           SOLE             29,630       68,700

FLIGHT SAFETY TECHNOLOGIES
INC NEW                      COM NEW  33942T207       337    904,389   SH           SOLE            529,401      374,988

GlobalOptions Group Inc      COM NEW  37946D209        36     18,000   SH           SOLE                  0       18,000

GSI TECHNOLOGY INC           COM      36241U106     5,020  1,394,549   SH           SOLE            223,978    1,170,571

INTEGRATED SILICON
SOLUTIONS                    COM      45812P107        83     36,212   SH           SOLE              4,977       31,235

ITERIS INC                   COM      46564T107     6,604  3,335,003   SH           SOLE          1,343,843    1,991,160

KRATOS DEFENSE & SECURITY
SOLUTIONS                    COM      50077B108     1,127    569,258   SH           SOLE                  0      569,258

LCC INTERNATIONAL, INC.      CL A     501810105       145  2,883,910   SH           SOLE          1,647,744    1,236,166

LECROY CORP                  COM      52324W109     5,131    667,234   SH           SOLE            233,131      434,103

MAGNET TECH INC              COM      559424106    14,086  3,478,126   SH           SOLE          1,624,457    1,853,669

MBIA INC                     COM      55262C100       298     25,000   SH           SOLE                  0       25,000

PLANAR SYSTEMS INC           COM      726900103        85     33,396   SH           SOLE                  0       33,396

REGENT COMMUNICATIONS INC    COM      758865109     3,599  4,089,883   SH           SOLE          1,790,099    2,299,784

SIRF TECHNOLOGY HOLDINGS INC COM      82967H101       828    555,921   SH           SOLE                  0      555,921

SANDISK CORP                 COM      80004C101     2,226    113,851   SH           SOLE                  0      113,851

SILICON STORAGE TECH INC.    COM      827057100    18,750  5,751,620   SH           SOLE          1,391,070    4,360,550

MANAGEMENT NETWORK GRUP
INC                          COM      561693102     2,643  2,936,928   SH           SOLE            660,855    2,276,073

TRANSMETA CORPORATION        COM      89376R208    22,548  1,390,998   SH           SOLE            772,503      618,495

TRANS WORLD ENTERTAINMENT
CORPCOM                      COM      89336Q100     8,609  3,031,425   SH           SOLE          1,594,008    1,437,417

SCHIFF NUTRITION
INTERNATIONAL INC            COM      806693107       205     30,000   SH           SOLE                  0       30,000

                             COM
                             PAR
ZILOG INC                    $0.01    989524301     4,329  1,348,755   SH           SOLE            556,973      791,782

